Shareholder Report, Average Annual Return (Details) 191084_SGI Enhanced Market Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
SGI Enhanced Market Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI Enhanced Market Leaders ETF
Average Annual Return, Percent	21.48%	9.61%	11.75%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
S&P 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 100 Total Return Index
Average Annual Return, Percent	20.18%	14.36%	16.68%